Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 0
Stock-based compensation plan, weighted-average grant-date fair value	¥ 196.94	¥ 158.68
Performance-based stock compensation, recognition period	1 year 11 months 1 day
Stock-based compensation plan, compensation cost recognized in income	¥ 868	¥ 354
Compensation cost related to non-vested awards not yet recognized	1,806
Performance-based stock compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the performance-based stock compensation vested	782
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of common stock acquired from the stock market	¥ 2,425
MHFG Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20 years
Performance-based stock compensation, recognition period	3 years